Institutional Class Shares CDYGX
Class C Shares CADYX*
Class A Shares CDGAX

* Class C Shares were formerly known as the Advisor Class Shares.

Cavalier Dynamic Growth Fund

A series of the
Starboard Investment Trust

SUMMARY PROSPECTUS
 March 16, 2018
Before you invest, you may want to review the Fund's Prospectus, which contains more information about the Fund and its risks.  You can find the Fund's Prospectus and other information about the Fund online at http://www.ncfunds.com/fundpages/800.htm.  You can also get this information at no cost by calling 1-800-773-3863 or by sending an e-mail request to info@ncfunds.com.  The Fund's Prospectus and Statement of Additional Information are incorporated by reference into this Summary Prospectus.
INVESTMENT OBJECTIVES
The Cavalier Dynamic Growth Fund (the "Fund") seeks capital appreciation without regard to current income.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees
(fees paid directly from your investment)
	Institutional	Class C	Class A
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	None	None	4.50%
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	None	1.00%	None
Redemption Fee (as a % of amount redeemed)	None	None	None

Annual Fund Operating Expenses[1]
	Institutional	Class C	Class A
Management Fees	1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	None	1.00%	0.25%
Other Expenses	2.88%	2.88%	2.88%
Interest on Securities Sold Short[2]	0.05%	0.05%	0.05%
Acquired Fund Fees and Expenses[3]	0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses	3.98%	4.98%	4.23%
Less Fee Waiver and/or Expense Limitation[4]	2.63%	2.63%	2.63%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Limitation	1.35%	2.35%	1.60%
1. The expense information in the table has been restated to reflect current fees rather than the fees in effect during the previous fiscal year.
2. Interest on Securities Sold Short reflects interest expense on borrowed securities. Interest expense results from the Fund's use of prime brokerage arrangements to execute short sales. Such expenses are required to be treated as a Fund expense for accounting purposes and are not payable to the Fund or the Advisor. Any interest expense amount on securities sold short will vary based on the Fund's use of those investments.
3. "Acquired Fund" means any investment company in which the Fund invests or has invested during the previous fiscal year. The "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" will not match the Fund's gross and net expense ratios reported in the Financial Highlights from the Fund's financial statements, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
4. Cavalier Investments, LLC, the investment advisor to the Fund (the "Advisor"), has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, acquired fund fees and expenses, and payments under the Rule 12b-1 distribution plan) to not more than 1.25% of the average daily net assets of the Fund for each class of shares. Net annual operating expenses for the Fund may exceed these limits to the extent that it incurs expenses enumerated above as exclusions. The Expense Limitation Agreement runs through September 30, 2019, and may be terminated by the Board of Trustees of the Fund (the "Board" or the "Trustees"). The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement.

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. The Example includes the Fund's contractual expense limitation through September 30, 2019. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Institutional Class	$137	$971	$1,822	$4,025
Class C	$338	$1,261	$2,284	$4,843
Class A	$605	$1,447	$2,302	$4,498
You would pay the following expenses if you did not redeem your shares:
Class	1 Year	3 Years	5 Years	10 Years
Institutional Class	$137	$971	$1,822	$4,025
Class C	$238	$1,261	$2,284	$4,843
Class A	$605	$1,447	$2,302	$4,498
Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 159.52% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund's portfolio managers seek to achieve the Fund's investment objective of capital appreciation by investing in mutual, exchange-traded, and/or closed end funds that are registered under the Investment Company Act of 1940, as amended (the "1940 Act") and not affiliated with the Fund (together, the "Portfolio Funds"). In order to hedge these investments, the portfolio managers will also buy and sell options. The Fund is considered "diversified" under the 1940 Act.
The investments of the Portfolio Funds will be comprised primarily of U.S. equities, international equities, and emerging market equities that the portfolio managers believe represent the performance of the overall market.
The Fund may also take long and short positions in options on the Fund's portfolio securities to hedge the Fund's portfolio and in options on the Chicago Board Options Exchange Volatility Index ("VIX") to hedge volatility. The Fund hedges its portfolio by purchasing put options, which seek to hedge against a decline in the value of the Fund's portfolio securities. By buying a put option, the Fund acquires a right to sell such underlying securities or instruments at the exercise price, thus limiting the Fund's risk of loss through a decline in the market value of the securities or instruments until the put option expires.
The Fund purchases call options on the VIX at a specific strike price while also selling the same number of calls of the same asset and expiration date but at a higher strike. This strategy is used when a moderate rise in the price of the underlying asset is expected.

The Fund's investments will not be limited by market capitalization or sector criteria, and the Portfolio Funds may invest in foreign securities, including foreign securities in emerging markets.

 PRINCIPAL RISKS OF INVESTING IN THE FUND
The loss of your money is a principal risk of investing in the Fund.  Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation or any other government agency. The Fund will be subject to the following principal risks:
Closed-End Fund Risk.  Closed-end funds involve investment risks different from those associated with other investment companies. First, the shares of closed-end funds frequently trade at a premium or discount relative to their net asset value.  When the Fund purchases shares of a closed-end fund at a discount to its net asset value, there can be no assurance that the discount will decrease, and it is possible that the discount may increase and affect whether the Fund will a realize gain or loss on the investment.  Second, many closed-end funds use leverage, or borrowed money, to try to increase returns. Leverage is a speculative technique and its use by a closed-end fund entails greater risk and leads to a more volatile share price.  If a close-end fund uses leverage, increases and decreases in the value of its share price will be magnified.  The closed-end fund will also have to pay interest or dividends on its leverage, reducing the closed-end fund's return.  Third, many closed-end funds have a policy of distributing a fixed percentage of net assets regardless of the fund's actual interest income and capital gains.  Consequently, distributions by a closed-end fund may include a return of capital, which would reduce the fund's net asset value and its earnings capacity.  Finally, closed-end funds are allowed to invest in a greater amount of illiquid securities than open-end mutual funds.  Investments in illiquid securities pose risks related to uncertainty in valuations, volatile market prices, and limitations on resale that may have an adverse effect on the ability of the fund to dispose of the securities promptly or at reasonable prices.
Common Stock Risk.  Investments by the Portfolio Funds and in shares of common stock may fluctuate in value response to many factors, including the activities of the individual issuers whose securities the Portfolio Funds own, general market and economic conditions, interest rates, and specific industry changes.  Such price fluctuations subject the Portfolio Funds to potential losses.  During temporary or extended bear markets, the value of common stocks will decline, which could also result in losses for the Portfolio Funds.
Control of Portfolio Funds Risk.  The Portfolio Funds each have their own unique investment objective, strategies, and risks.  There is no guarantee that the Portfolio Funds will achieve their investment objectives and the Fund has exposure to the investment risks of the Portfolio Funds in direct proportion to the allocation of assets among the funds.  The investment policies of the Portfolio Funds may differ from the Fund's policies.
Although the Fund and the Advisor will evaluate regularly each Portfolio Fund to determine whether its investment program is consistent with the Fund's investment objective, the Advisor will not have any control over the investments made by a Portfolio Fund.  The investment advisor to each Portfolio Fund may change aspects of its investment strategies at any time.  The Advisor will not have the ability to control or otherwise influence the composition of the investment portfolio of a Portfolio Fund.

Cybersecurity Risk. As part of its business, the Advisor processes, stores and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Advisor and the Fund are therefore susceptible to cybersecurity risk. Cybersecurity failures or breaches of the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.
Derivatives Risk.  The Fund may use derivative instruments, which derive their value from the value of an underlying security, currency, or index.  Derivative instruments involve risks different from direct investments in the underlying assets, including: imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions; and risks that the transactions may not be liquid.
ETFs Risk.  The Fund's investment in exchange-traded funds ("ETFs") may subject the Fund to additional risks than if the Fund would have invested directly in the ETF's underlying securities. These risks include the possibility that an ETF may experience a lack of liquidity that can result in greater volatility than its underlying securities; an ETF may trade at a premium or discount to its net asset value; or an ETF may not replicate exactly the performance of the benchmark index it seeks to track. In addition, investing in an ETF may also be more costly than if a Fund had owned the underlying securities directly. The Fund, and indirectly, shareholders of the Fund, bear a proportionate share of the ETF's expenses, which include management and advisory fees and other expenses. In addition, the Fund will pay brokerage commissions in connection with the purchase and sale.
Foreign Securities and Emerging Markets Risk.  The Portfolio Funds may have significant investments in foreign securities, which have investment risks different from those associated with domestic securities.  The value of foreign investments may be affected by the value of the local currency relative to the U.S. dollar, changes in exchange control regulations, application of foreign tax laws, changes in governmental economic or monetary policy, or changed circumstances in dealings between nations.  There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign securities.  In addition, foreign brokerage commissions, custody fees, and other costs of investing in foreign securities are often higher than in the United States.  Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.  In addition to the risks of foreign securities in general, countries in emerging markets are more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues which could reduce liquidity.
Fund of Funds Risk.  The Fund will operate as a "fund of funds."  The term "fund of funds" is typically used to describe investment companies, such as the Fund, whose principal investment strategy involves investing in other investment companies, including open-end mutual funds, closed-end funds, and exchange-traded funds.  Investments in other investment companies subject the Fund to additional operating and management fees and expenses.  Investors in the Fund will indirectly bear fees and expenses charged by the funds in which the Fund invests, in addition to the Fund's direct fees and expenses.  The Fund's performance depends in part upon the performance of the investment advisor to each Portfolio Fund, the strategies and instruments used by the Portfolio Funds, and the Advisor's ability to select Portfolio Funds and effectively allocate fund assets among them.

Investment Advisor Risk.  The Advisor's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives. The Advisor became a registered investment advisor with the U.S. Securities and Exchange Commission (the "SEC") in 2015. The Advisor does not have previous experience managing an investment company registered under the 1940 Act. The portfolio managers' experience is discussed in the section of this prospectus entitled "Management of the Funds – Investment Advisor."
Large-Cap Securities Risk.  Stocks of large companies as a group can fall out of favor with the market, causing the Fund to underperform investments that have a greater focus on mid-cap or small-cap stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.
Market Risk.  Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the market.  Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general.  The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions.  The Fund's performance per share will change daily in response to such factors.
Portfolio Turnover Risk.  The Advisor will sell Portfolio Funds when it is in the best interest of the Fund and its shareholders to do so without regard to the length of time they have been held.  As portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund.  High rates of portfolio turnover may also result in the realization of short-term capital gains and losses.  Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.
Risks from Purchasing Options.  If a call or put option purchased by the Fund is not sold when it has remaining value and if the market price of the underlying security, in the case of a call, remains less than or equal to the exercise price, or, in the case of a put, remains equal to or greater than the exercise price, the entire investment in the option will be lost.  There is no assurance that a liquid market will exist when the Fund seeks to close out an option position.  Where a position in a purchased option is used as a hedge against price movements in a related position, the price of the option may move more or less than the price of the related position.
Risks from Writing Options.  The Fund may sell, or "write," option contracts.  Writing option contracts can result in losses that exceed the initial investment and may lead to additional turnover and higher tax liability.  The risk involved in writing a call option is that there could be an increase in the market value of the security.  If this occurred, the option could be exercised and the underlying security would then be sold by the Fund at a lower price than its current market value.  Similarly, while writing call options can reduce the risk of owning stocks, such a strategy limits the opportunity of the Fund to profit from an increase in the market value of stocks in exchange for up-front cash at the time of selling the call option.  There is no assurance that a liquid market will exist when the Fund seeks to close out an option position.  Where a position in a written option is used as a hedge against price movements in a related position, the price of the option may move more or less than the price of the related position.

Small-Cap and Mid-Cap Securities Risk.  The Portfolio Funds may invest in securities of small-cap and mid-cap companies, which involve greater volatility than investing in larger and more established companies.  Small-cap and mid-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies.  Securities of these types of companies have limited market liquidity, and their prices may be more volatile.  You should expect that the value of the Portfolio Fund's shares will be more volatile than a fund that invests exclusively in large-capitalization companies.
PERFORMANCE INFORMATION
Performance for the periods shown below prior to February 12, 2018, is based on the prior investment strategy utilized by the Fund. The following bar chart and tables provide an indication of the risks of investing in the Fund by showing changes in the Fund's Institutional Class Shares performance from year to year and by showing how the average annual total returns for each class compared to that of a broad-based securities market index.  The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.  Updated information on the Fund's results can be obtained by visiting http://www.ncfunds.com/fundpages/800.htm for the Institutional Class Shares, by visiting http://www.ncfunds.com/fundpages/802.htm for the Class C Shares, and by visiting http://www.ncfunds.com/fundpages/876.htm for the Class A Shares.
Institutional Class
 Calendar Year Returns

During the periods shown in the bar chart above the Fund's highest quarterly return was 8.93% (quarter ended December 31, 2010) and the Fund's lowest quarterly return was -12.80% (quarter ended September 30, 2011).  The Fund's year-to-date return as of December 31, 2017 (the end of the most recent calendar quarter) was 15.90%.

Average Annual Total Returns Periods Ended December 31, 2017	Past 1 Year	Past 5 Years	Since Inception*
Institutional Class Shares Before taxes After taxes on distributions After taxes on distributions and sale of shares	15.90% 13.77% 9.17%	9.04% 5.82% 5.84%	7.96% 5.43% 5.32%
S&P Global Broad Market Index (reflects no deductions for fees and expenses)	24.69%	11.59%	10.77%
Class C Shares Before taxes	14.78%	7.96%	6.25%
S&P Global Broad Market Index (reflects no deductions for fees and expenses)	24.69%	11.59%	8.72%
Class A Shares** Before taxes	N/A	N/A	N/A
S&P Global Broad Market Index (reflects no deductions for fees and expenses)	24.69%	11.59%	N/A
*The Institutional Class Shares began operating on October 2, 2009.  The Class C Shares began operating on February 18, 2011. The Class A Shares have not yet commenced operations. The performance of the Fund is attributable to its previous investment adviser until July 31, 2015.
 **The Class A Shares have not yet commenced operations, and therefore will not have performance data to present for one calendar year.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).  After-tax returns are shown for only one class of shares and after-tax returns will vary for other classes.
MANAGEMENT
Investment Advisor. Cavalier Investments LLC serves as the Fund's investment advisor.
During part of the Fund's 2016 fiscal year, the Fund's investment adviser was FolioMetrix, LLC.
Investment Sub-Advisor. StratiFi, LLC serves as the Fund's investment sub-advisor.
Portfolio Managers. The Fund's portfolio managers are Justin Lent with StratiFi, and Scott Wetherington with Cavalier Investments. Mr. Lent has provided services to the Fund since August 1, 2016 and Mr. Wetherington since December 20, 2017.
PURCHASE AND SALE OF FUND SHARES
The minimum initial investment for all Funds and all share classes is $1,000 and the minimum subsequent investment is $50, although the minimums may be waived or reduced in some cases.

You can purchase or redeem Fund shares from the Funds by mail, facsimile, telephone, and bank wire. Redemption orders of Fund shares by mail should be sent to the Cavalier Funds, c/o Nottingham Shareholder Services, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365.  Redemption orders by facsimile should be transmitted to 919-882-9281.  Please call the Fund at 1-800-773-3863 to conduct telephone transactions or to receive wire instructions for bank wire orders.  The Fund has also authorized certain broker-dealers to accept purchase and redemption orders on its behalf.  Investors who wish to purchase or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

TAX INFORMATION

The Funds' distributions will generally be taxed to you as ordinary income or capital gains, unless you are investing through a tax deferred arrangement, such as a 401(k) plan or an individual retirement account.  Distributions on investments made through tax deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those accounts.
FINANCIAL INTERMEDIARY COMPENSATION
If you purchase shares of the Funds through a broker-dealer or other financial intermediary (such as a bank) the Funds may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Funds over another investment.  Ask your salesperson or visit your financial intermediary's website for more information.
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